Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 12,221	kr 10,417
Contingent liabilities
Guarantee commitments	4,939	4,767
Commitments
Committed undisbursed loans	67,788	53,871
Binding offers	kr 3,846	kr 1,510